As filed with the Securities and Exchange Commission on August 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

WRIGHT
INVESTORS' SERVICE

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

SEMI-ANNUAL REPORT

June 30, 2012

(Unaudited)

THE WRIGHT MANAGED EQUITY TRUST

THE WRIGHT MANAGED INCOME TRUST

- Wright Total Return Bond Fund
- Wright Current Income Fund

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and two fixed-income funds from The Wright Managed Income Trust. Each of the five funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all "no-load" funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright", "WIS" or the "Adviser"). Over 31,000 global companies (covering 63 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification. Different quality criteria may apply for the different funds. For example, the companies in the Major Blue Chip Fund would require a higher investment acceptance rating than the companies in the Selected Blue Chip Fund.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income. The Fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund's investment. The Adviser seeks to outperform the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5-$10 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the "Fund") seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depository Receipts ("ADR's") traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index ("MSCI World ex U.S.") by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.

(continued on inside back cover)

Table of Contents

Investment Objectives	inside front
Letter to Shareholders	2
Fund Expenses	4
Board of Trustees Annual Approval of the Investment Advisory Agreement	53
Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting	54

FINANCIAL STATEMENTS

The Wright Managed Equity Trust		The Wright Managed Income Trust

Wright Selected Blue Chip Equities Fund		Wright Total Return Bond Fund
Portfolio of Investments	6	Portfolio of Investments	29
Statement of Assets and Liabilities	8	Statement of Assets and Liabilities	35
Statement of Operations	8	Statement of Operations	35
Statements of Changes in Net Assets	9	Statements of Changes in Net Assets	36
Financial Highlights	10	Financial Highlights	37

Wright Major Blue Chip Equities Fund		Wright Current Income Fund
Portfolio of Investments	11	Portfolio of Investments	38
Statement of Assets and Liabilities	13	Statement of Assets and Liabilities	43
Statement of Operations	13	Statement of Operations	43
Statements of Changes in Net Assets	14	Statements of Changes in Net Assets	44
Financial Highlights	15	Financial Highlights	45

Wright International Blue Chip Equities Fund		Notes to Financial Statements	46
Portfolio of Investments	16
Statement of Assets and Liabilities	18
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20

Notes to Financial Statements	21

Letter to Shareholders

Dear Shareholders:

Global stock prices generally retreated in the second quarter of 2012 as investors sought shelter in safehaven securities like U.S. Treasury bonds and German bonds. The S&P 500 and NASDAQ began April on the right foot, gaining upwards of 1% on the second quarter’s first day of trading and establishing new multi-year highs. The major U.S. market indexes ended the second quarter as impressively, with price increases of 2% to 3%, making June 29 the best day for stocks in six months. What came in between April 2 and June 29 was not so pretty, but the U.S. stock market action on the two days bracketing the second quarter of 2012 saved the quarter from really looking ugly. Instead, we saw what amounted to a mild correction in Q2, leaving the market averages with healthy, indeed, better-than-average returns for 2012’s first half. Despite all the negative headlines on Europe and the slowing U.S. economy, U.S. stock returns were well ahead of bond returns for the first half of 2012: NASDAQ, +13.3%; S&P 500, +9.5%; Dow Jones Industrials, +6.8%; Barclays U.S. bond market aggregate, +2.4%. Foreign stocks generally had steeper corrections in the second quarter of 2012 and consequently shallower returns for the entire first half.

Market volatility was roughly 10% higher in the second quarter than in Q1, with stock market indexes giving back anywhere from one-third (Dow Jones Industrials) to one-half (S&P 400 MidCaps) of their first-quarter gains. Economic evidence accumulated in the period suggesting that Europe continues in recession, while growth slowed in the U.S., China and India, erstwhile engines of global economic growth. The first important data releases of July showed some mild positive surprises for Europe – namely, that manufacturing wasn’t quite as weak in June as forecasters thought – but the ISM survey of purchasing managers showed that, for the first time in almost three years, U.S. manufacturing failed to expand last month. The ISM surveys showed that new order rates contracted for manufacturers and growth slowed at service companies in June.

The improved economic trends of late 2011/early 2012 and the sense of optimism that the world could get past the European debt crisis came undone in the second quarter. Economic indicators slowed over the course of the second quarter. Employment increases in the three months to June 2012 totaled 225,000 jobs, just one-third as many as in the first quarter, a slowdown similar in magnitude to the one seen in May-July of 2011. As we noted three months ago, the warm weather experienced at the beginning of 2012 may have exaggerated the first quarter’s growth – to the detriment of second-quarter economic activity, which we believe probably will come in somewhat below the 1.9% annual GDP growth rate of Q1. While Europe tries to fight off recession, its policy mishmash of austerity and bailouts seems only to heighten the uncertainties facing doubting investors and lenders. The late-June agreements reached by Euro-Zone leaders on assistance to struggling European banks and sovereign nations briefly buoyed investor spirits, but like so many other measures and half measures taken over the past several years, they appear to have a short shelf life.

Stock prices have already discounted a lot of economic slowing, and few would be so bold as to assume we have heard the last of the European debt crisis. In that sense, markets have set a low bar of expectations for economies and corporations to hurdle. Indeed, one of the best aspects of this once-in-50-years economic cycle, where ordinary business cycle pressures are compounded by dramatic debt deleveraging, has been corporate profits. Where other economic parameters, such as employment and wage income, have disappointed this cycle, corporate profits have generally exceeded historical growth rates. In other words, the doubling in stock prices off the March 2009 lows has been supported by a doubling of profits.

The S&P 500’s price/earnings multiple as the third quarter of 2012 began was 13.5 (on trailing 12 months’ earnings), nearly 4 P/E points below the market’s average valuation over the past 25 years. Correcting for the

2

Letter to Shareholders

financial imbalances and excesses of the 1990s and 2000s will not be a walk in the park, and rates of return on stocks in the 7%-8% range might be as good as investors can expect over the next five years. In today’s low interest rate environment, that would still represent a significant premium over likely fixed-income returns. Investors should take encouragement from the fact that the financial condition of corporations and households have been on the mend for fully three years. Corporations of the type on the Approved Wright Investment List continue to create fundamental value for stockholders through growth in earnings, dividends and equity, and ultimately, we believe, stock prices will reflect this growth in the form of positive real rates of return.

MERGER ANNOUNCEMENT

In case you missed our earlier announcement, I am pleased to point out to you some very exciting and positive news for Wright Investors’ Service, Inc. (“Wright”) and its clients. The parent company of Wright, The Winthrop Corporation, signed a definitive agreement on June 18th to merge with a wholly owned subsidiary of National Patent Development Corporation (“NPDC”), a public company listed on the Over-The-Counter Bulletin Board Exchange under the symbol NPDV.OB. The transaction is expected to close in the fourth quarter of 2012.

This merger, which was entered into only after careful consideration, will enable Wright to achieve its growth objectives more quickly and enable it to expand on its tradition of excellence in investment management and client service. There will be no changes in the staff or the management of client accounts as a result of this transaction. I will remain as Wright’s Chief Executive Officer and be added as a director of NPDC. As we go forward, you should experience “business as usual.”

We at Wright look forward to being aligned with NPDC and to the opportunities and growth that this new alliance will bring. It is our expectation that with this transaction, Wright will continue to build upon its long tradition of quality and disciplined investing and continue to earn the trust that you have shown to us. If you have any questions or would like to discuss this further, please contact me.

                              Sincerely,

                              Peter M. Donovan
                              Chairman & CEO

3

Fund Expenses

Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable).  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS				FIXED INCOME FUNDS

Wright Selected Blue Chip Equities Fund				Wright Total Return Bond Fund

	Beginning	Ending	Expenses Paid		Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*		Account Value	Account Value	During Period*
	(1/1/12)	(6/30/12)	(1/1/12-6/30/12)		(1/1/12)	(6/30/12)	(1/1/12-6/30/12)
Actual Fund Shares	$1,000.00	$1,066.30	$7.19	Actual Fund Shares	$1,000.00	$1,023.73	$4.53
Hypothetical (5% return per year before expenses)				Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.90	$7.02	Fund Shares	$1,000.00	$1,020.14	$4.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

Wright Major Blue Chip Equities Fund				Wright Current Income Fund

	Beginning	Ending	Expenses Paid		Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*		Account Value	Account Value	During Period*
	(1/1/12)	(6/30/12)	(1/1/12-6/30/12)		(1/1/12)	(6/30/12)	(1/1/12-6/30/12)
Actual Fund Shares	$1,000.00	$1,012.23	$7.00	Actual Fund Shares	$1,000.00	$1,022.27	$4.53
Hypothetical (5% return per year before expenses)				Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.90	$7.02	Fund Shares	$1,000.00	$1,020.39	$4.52

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

Wright International Blue Chip Equities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/12)	(6/30/12)	(1/1/12-6/30/12)
Actual Fund Shares	$1,000.00	$1,002.76	$9.21
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.66	$9.27

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

5

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments - As of June 30, 2012

	Shares	Value		Shares	Value
EQUITY INTERESTS - 97.8%			HEALTH CARE EQUIPMENT & SERVICES (CONTINUED) - 7.5%
			MEDNAX, Inc.*	1,725	$118,232
AUTOMOBILES & COMPONENTS - 0.4%			Omnicare, Inc.	7,005	218,766
BorgWarner, Inc.*	2,235	$146,594	Universal Health Services, Inc. - Class B	24,585	1,061,089
			WellCare Health Plans, Inc.*	4,985	264,205
BANKS - 5.9%					$2,585,614
Commerce Bancshares, Inc.	10,365	$392,834
East West Bancorp, Inc.	40,130	941,450	INDUSTRIAL - 1.3%
Fulton Financial Corp.	70,150	700,798	Carlisle Cos., Inc.	2,555	$135,466
		$2,035,082	Gardner Denver, Inc.	4,585	242,592
			Werner Enterprises, Inc.	3,440	82,182
CAPITAL GOODS - 10.1%					$460,240
AGCO Corp.*	22,345	$1,021,837
BE Aerospace, Inc.*	14,320	625,211	INSURANCE - 5.7%
Hubbell, Inc. - Class B	4,065	316,826	American Financial Group, Inc.	11,520	$451,929
KBR, Inc.	28,650	707,942	Everest Re Group, Ltd.	2,640	273,214
Regal-Beloit Corp.	2,130	132,614	HCC Insurance Holdings, Inc.	21,635	679,339
Timken Co.	5,385	246,579	Reinsurance Group of America, Inc.	6,490	345,333
URS Corp.	11,480	400,422	WR Berkley Corp.	5,482	213,359
		$3,451,431			$1,963,174

COMMERCIAL AND PROFESSIONAL SERVICES - 1.3%			MATERIALS - 6.4%
FTI Consulting, Inc.*	4,265	$122,619	Albemarle Corp.	9,620	$573,737
Towers Watson & Co. - Class A	5,585	334,541	Ashland, Inc.	5,280	365,957
		$457,160	NewMarket Corp.	610	132,126
			Rock-Tenn Co. - Class A	11,475	625,961
CONSUMER DISCRETIONARY - 0.6%			Valspar Corp.	9,345	490,519
Alaska Air Group, Inc.*	5,915	$212,348			$2,188,300

CONSUMER SERVICES - 1.8%			PHARMACEUTICALS & BIOTECHNOLOGY - 4.4%
Brinker International, Inc.	19,710	$628,158	Endo Health Solutions, Inc.*	28,410	$880,142
			Medicis Pharmaceutical Corp. - Class A	18,690	638,263
CONSUMER STAPLES - 4.7%					$1,518,405
AMERIGROUP Corp.*	4,300	$283,413
Cooper Cos., Inc. (The)	4,980	397,205	REAL ESTATE - 3.9%
Ingredion, Inc.	11,600	574,432	Hospitality Properties Trust (REIT)	6,245	$154,689
Monster Beverage Corp.*	4,895	348,524	Jones Lang LaSalle, Inc.	13,305	936,273
		$1,603,574	Rayonier, Inc. (REIT)	5,117	229,753
					$1,320,715
DIVERSIFIED FINANCIALS - 4.0%
Affiliated Managers Group, Inc.*	2,440	$267,058	RETAILING - 12.7%
Raymond James Financial, Inc.	11,370	389,309	Advance Auto Parts, Inc.	12,190	$831,602
Waddell & Reed Financial, Inc. - Class A	23,255	704,161	Ascena Retail Group, Inc.*	16,870	314,119
		$1,360,528	Dick's Sporting Goods, Inc.	2,945	141,360
			Dollar Tree, Inc.*	6,504	349,915
ENERGY - 4.5%			Foot Locker, Inc.	8,325	254,579
Helix Energy Solutions Group, Inc.*	24,585	$403,440	PetSmart, Inc.	2,135	145,564
HollyFrontier Corp.	31,674	1,122,210	PVH Corp.	7,315	569,034
		$1,525,650	Rent-A-Center, Inc.	7,815	263,678
			Ross Stores, Inc.	23,995	1,498,968
FOOD, BEVERAGE & TOBACCO - 1.0%					$4,368,819
Ralcorp Holdings, Inc.*	2,540	$169,520
Universal Corp.	3,550	164,471	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
		$333,991	Fairchild Semiconductor International, Inc.*	16,360	$230,676
			Lam Research Corp.*	22,755	858,774
HEALTH CARE EQUIPMENT & SERVICES - 7.5%			Skyworks Solutions, Inc.*	3,555	97,300
Health Management Associates, Inc. - Class A*	41,745	$327,698			$1,186,750
LifePoint Hospitals, Inc.*	5,685	232,971
Lincare Holdings, Inc.	10,660	362,653

See Notes to Financial Statements.	6

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments - As of June 30, 2012

	Shares	Value	Portfolio Composition by Sector
SOFTWARE & SERVICES - 4.8%			% of total investments at June 30, 2012
Alliance Data Systems Corp.*	7,805	$1,053,675	Financials	19.9%
Synopsys, Inc.*	3,560	104,771	Consumer Discretionary	15.3%
ValueClick, Inc.*	30,775	504,402	Industrials	15.3%
		$1,662,848	Information Technology	14.6%
			Health Care	14.3%
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%			Materials	6.5%
Arrow Electronics, Inc.*	5,440	$178,486	Utilities	5.4%
Avnet, Inc.*	19,300	595,598	Energy	4.5%
Cadence Design Systems, Inc.*	7,715	84,788	Consumer Staples	3.8%
DST Systems, Inc.	5,890	319,886	Telecommunication Services	0.4%
Jack Henry & Associates, Inc.	5,885	203,150
MICROS Systems, Inc.*	1,925	98,560
QLogic Corp.*	11,875	162,569
Tech Data Corp.*	3,660	176,302
Vishay Intertechnology, Inc.*	25,185	237,495
		$2,056,834

TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems, Inc.	6,171	$131,381

TRANSPORTATION - 1.6%
Kansas City Southern	7,820	$543,959

UTILITIES - 5.3%
Cleco Corp.	9,445	$395,084
NV Energy, Inc.	20,920	367,774
ONEOK, Inc.	16,045	678,864
UGI Corp.	13,005	382,737
		$1,824,459

TOTAL EQUITY INTERESTS - 97.8%
(identified cost, $28,940,117)		$33,566,014

SHORT-TERM INVESTMENTS - 2.1%
Fidelity Government Money Market Fund, 0.01% (1)	715,400	$715,400

TOTAL SHORT-TERM INVESTMENTS - 2.1%
(identified cost, $715,400)		$715,400

TOTAL INVESTMENTS — 99.9%
(identified cost, $29,655,517)		$34,281,414

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		36,685

NET ASSETS — 100.0%		$34,318,099

REIT — Real Estate Investment Trust
* Non-income producing security.
(1) Variable rate security. Rate presented is as of June 30, 2012.

See Notes to Financial Statements.	7

Wright Selected Blue Chip Equities Fund (WSBC)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2012			For the Six Months Ended June 30, 2012

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)		FALSE
Investments, at value			+07	Dividend income	$209,854
(identified cost $29,655,517) (Note 1A)	$34,281,414	##		Total investment income	$209,854
Receivable for fund shares sold	6,297
Dividends receivable	36,918		Expenses –
Prepaid expenses and other assets	24,476			Investment adviser fee (Note 3)	$103,545
Total assets	$34,349,105			Administrator fee (Note 3)	20,709
				Trustee expense (Note 3)	7,450
LIABILITIES:				Custodian fee	1,726
Payable for fund shares reacquired	$22,555			Accountant fee	19,531
Accrued expenses and other liabilities	8,451			Distribution expenses (Note 4)	43,144
Total liabilities	$31,006			Transfer agent fee	17,696
NET ASSETS	$34,318,099			Printing	43
				Shareholder communications	3,348
NET ASSETS CONSIST OF:				Audit services	8,592
Paid-in capital	$29,606,039			Legal services	3,569
Accumulated net realized gain on investments	118,314			Compliance services	2,999
Distributions in excess of net investment income	(32,151)			Registration costs	9,818
Unrealized appreciation on investments	4,625,897			Interest expense (Note 8)	400
Net assets applicable to outstanding shares	$34,318,099			Miscellaneous	6,376
				Total expenses	$248,946
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	3,229,854
			Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$10.63			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(6,941)
				Net expenses	$242,005
				Net investment loss	$(32,151)

			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized gain on investment transactions	$482,779
				Net change in unrealized appreciation (depreciation) on investments	1,787,311
				Net realized and unrealized gain on investments	$2,270,090
				Net increase in net assets from operations	$2,237,939

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Fund (WSBC)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2012	December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment loss	$(32,151)	$(50,448)
Net realized gain on investment transactions	482,779	1,748,539
Net change in unrealized appreciation (depreciation) on investments	1,787,311	(2,203,596)
Net increase (decrease) in net assets from operations	$2,237,939	$(505,505)
Distributions to shareholders (Note 2)
From net realized capital gains	(1,149,678)	-
Total distributions	$(1,149,678)	$-
Net increase in net assets resulting from fund share transactions (Note 6)	$868,079	$4,496,809
Net increase in net assets	$1,956,340	$3,991,304

NET ASSETS:
At beginning of period	32,361,759	28,370,455
At end of period	$34,318,099	$32,361,759

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(32,151)	$-

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Fund (WSBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,		Years Ended December 31,
FINANCIAL HIGHLIGHTS	2012		2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.280		$10.400	$8.400	$6.060	$11.100	$12.270
Income (loss) from investment operations:
Net investment income (loss) (1)	(0.010)		(0.018)	(0.022)	0.011	(0.013)	(0.013)
Net realized and unrealized gain (loss)	0.729		(0.102)	2.030	2.329	(4.121)	1.340
Total income (loss) from investment operations	0.719		(0.120)	2.008	2.340	(4.134)	1.327

Less distributions:
From net investment income	—		—	(0.008)	—	—	(0.016)
From net realized gains	(0.369)		—	—	—	(0.906)	(2.481)
Total distributions	(0.369)		—	(0.008)	—	(0.906)	(2.497)
Net asset value, end of period	$10.630		$10.280	$10.400	$8.400	$6.060	$11.100
Total Return(2)	6.63	%(3)	(1.15)%	23.93%	38.61%	(39.81)%	11.59%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$34,318		$32,362	$28,370	$16,763	$13,364	$23,923
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(4)	1.40%	1.40%	1.36%	1.26%	1.26%
Net expenses after custodian fee reduction	N/A		N/A	N/A	1.36%	1.25%	1.25%
Net investment income (loss)	(0.19	)%(4)	(0.17)%	(0.24)%	0.15%	(0.15)%	(0.10)%
Portfolio turnover rate	27	%(3)	82%	60%	41%	72%	67%

	For the six months ended June 30, 2012, and for the years ended December 31, 2011, 2010, 2009, 2008 and 2007		For the six months ended June 30, 2012, and for the years ended December 31, 2011, 2010, 2009, 2008 and 2007
(1)			Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)			Not annualized.
(4)			Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment loss ratios would have been as follows:

............................................................	2012		2011	2010	2009	2008	2007

Ratios (As a percentage of average daily net assets):
Expenses	1.44	%(4)	1.46%	1.79%	2.15%	1.90%	1.66%
Expenses after custodian fee reduction	N/A		N/A	N/A	2.15%	1.89%	1.66%
Net investment loss	(0.23	)%(4)	(0.23)%	(0.63)%	(0.64)%	(0.79)%	(0.51)%
............................................................

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments - As of June 30, 2012

	Shares	Value		Shares	Value
EQUITY INTERESTS - 99.5%			PHARMACEUTICALS & BIOTECHNOLOGY - 10.9%
			Amgen, Inc.	8,410	$614,266
CAPITAL GOODS - 12.0%			Bristol-Myers Squibb Co.	2,745	98,683
3M Co.	1,095	$98,112	Endo Health Solutions, Inc.*	12,960	401,501
Cummins, Inc.	3,540	343,061	Forest Laboratories, Inc.*	4,520	158,155
Fluor Corp.	9,705	478,845	Johnson & Johnson	9,410	635,739
General Dynamics Corp.	8,450	557,362			$1,908,344
Precision Castparts Corp.	3,260	536,238
WW Grainger, Inc.	435	83,189	RETAILING - 4.7%
		$2,096,807	Amazon.com, Inc.*	370	$84,489
			Bed Bath & Beyond, Inc.*	7,310	451,758
CONSUMER DISCRETIONARY - 0.5%			Dollar Tree, Inc.*	1,810	97,378
Chipotle Mexican Grill, Inc.*	225	$85,489	Mattel, Inc.	2,800	90,832
			TJX Cos., Inc.	2,260	97,022
CONSUMER DURABLES & APPAREL - 0.4%					$821,479
NIKE, Inc. - Class B	895	$78,563
			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
CONSUMER SERVICES - 0.5%			Analog Devices, Inc.	4,000	$150,680
Starbucks Corp.	1,640	$87,445	Intel Corp.	27,115	722,615
					$873,295

CONSUMER STAPLES - 3.3%			SOFTWARE & SERVICES - 10.8%
Biogen Idec, Inc.*	530	$76,521	Google, Inc. - Class A*	1,035	$600,372
Monster Beverage Corp.*	6,995	498,044	Microsoft Corp.	27,975	855,755
		$574,565	Oracle Corp.	14,595	433,472
					$1,889,599
DIVERSIFIED FINANCIALS - 11.0%
IntercontinentalExchange, Inc.*	4,300	$584,714	TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
JPMorgan Chase & Co.	18,900	675,297	Apple, Inc.*	500	$292,000
Mastercard, Inc. - Class A	205	88,173	Cisco Systems, Inc.	35,140	603,354
T. Rowe Price Group, Inc.	9,190	578,602	Texas Instruments, Inc.	3,045	87,361
		$1,926,786			$982,715

ENERGY - 9.2%			TRANSPORTATION - 2.0%
Chevron Corp.	2,400	$253,200	Kirby Corp.*	7,480	$352,158
Helmerich & Payne, Inc.	8,220	357,406
Murphy Oil Corp.	10,225	514,215	TOTAL EQUITY INTERESTS - 99.5%
Noble Corp.*	14,665	477,052	(identified cost, $18,255,904)		$17,418,439
		$1,601,873
			SHORT-TERM INVESTMENTS - 0.3%
FOOD & STAPLES RETAILING - 2.9%			Fidelity Government Money Market Fund, 0.01% (1)	50,005	$50,005
Walgreen Co.	17,405	$514,840
			TOTAL SHORT-TERM INVESTMENTS - 0.3%
FOOD, BEVERAGE & TOBACCO - 6.9%			(identified cost, $50,005)		$50,005
Brown-Forman Corp. - Class B	4,325	$418,876
Coca-Cola Co. (The)	9,975	779,946	TOTAL INVESTMENTS — 99.8%
		$1,198,822	(identified cost, $18,305,909)		$17,468,444

HEALTH CARE EQUIPMENT & SERVICES - 5.5%			OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%		31,250
Humana, Inc.	6,735	$521,559
Stryker Corp.	8,150	449,065	NET ASSETS — 100.0%		$17,499,694
		$970,624
			* — Non-income producing security.
INSURANCE - 3.2%			(1) Variable rate security. Rate presented is as of June 30, 2012.
Aflac, Inc.	13,195	$561,975

MATERIALS - 5.1%
CF Industries Holdings, Inc.	2,225	$431,071
Freeport-McMoRan Copper & Gold, Inc.	13,560	461,989
		$893,060

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments - As of June 30, 2012

Portfolio Composition by Sector
% of total investments at June 30, 2012
Information Technology	22.0%
Health Care	17.0%
Industrials	14.0%
Financials	13.8%
Consumer Staples	12.7%
Energy	9.2%
Consumer Discretionary	6.2%
Materials	5.1%

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Fund (WMBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2012		For the Six Months Ended June 30, 2012

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		07	Dividend income	$145,022
(identified cost $18,305,909) (Note 1A)	$17,468,444 ###		Total investment income	$145,022
Receivable for fund shares sold	3,364
Dividends receivable	10,959	Expenses –
Prepaid expenses and other assets	22,818		Investment adviser fee (Note 3)	$56,075
Total assets	$17,505,585		Administrator fee (Note 3)	11,215
			Trustee expense (Note 3)	7,168
LIABILITIES:			Custodian fee	2,426
Accrued expenses and other liabilities	$5,891		Accountant fee	18,209
Total liabilities	$5,891		Distribution expenses (Note 4)	23,365
NET ASSETS	$17,499,694		Transfer agent fee	15,593
			Printing	28
NET ASSETS CONSIST OF:			Shareholder communications	2,627
Paid-in capital	$23,342,463		Audit services	8,260
Accumulated net realized loss on investments	(5,019,092)		Legal services	1,923
Undistributed net investment income	13,788		Compliance services	2,683
Unrealized depreciation on investments	(837,465)		Registration costs	9,333
Net assets applicable to outstanding shares	$17,499,694		Interest expense (Note 8)	391
			Miscellaneous	4,363
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,410,097		Total expenses	$163,659

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.41	Deduct –
			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(32,425)
			Net expenses	$131,234
			Net investment income	$13,788

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
			Net realized gain on investment transactions	$204,931
			Net change in unrealized appreciation (depreciation) on investments	96,171
			Net realized and unrealized gain on investments	$301,102
			Net increase in net assets from operations	$314,890

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Fund (WMBC)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2012	December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income (loss)	$13,788	$(18,177)
Net realized gain on investment transactions	204,931	2,830,519
Net change in unrealized appreciation (depreciation) on investments	96,171	(2,666,829)
Net increase in net assets from operations	$314,890	$145,513

Net decrease in net assets resulting from fund share transactions (Note 6)	$(1,736,159)	$(2,900,561)
Net decrease in net assets	$(1,421,269)	$(2,755,048)

NET ASSETS:
At beginning of period	18,920,963	21,676,011
At end of period	$17,499,694	$18,920,963

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$13,788	$-

See Notes to Financial Statements.	14

Wright Major Blue Chip Equities Fund (WMBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2012		2011	2010	2009	2008	2007

Net asset value, beginning of period	$12.260		$12.250	$10.870	$9.340	$14.520	$13.790
Income (loss) from investment operations:
Net investment income (loss) (1)	0.010		(0.012)	0.044	0.099	0.104	0.091
Net realized and unrealized gain (loss)	0.140		0.022	1.389	1.564	(5.169)	0.728
Total income (loss) from investment operations	0.150		0.010	1.433	1.663	(5.065)	0.819

Less distributions:
From net investment income	—		—	(0.053)	(0.133)	(0.115)	(0.089)
Net asset value, end of period	$12.410		$12.260	$12.250	$10.870	$9.340	$14.520
Total Return(2)	1.22	%(3)	0.08%	13.19%	17.83%	(34.85)%	5.96%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$17,500	$18,921	$21,676	$27,337	$32,484		$57,750
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(4)	1.40%	1.41%	1.36%	1.26%	1.26%
Net expenses after custodian fee reduction	N/A		N/A	N/A	1.36%	1.25%	1.25%
Net investment income (loss)	0.15	%(4)	(0.09)%	0.39%	1.06%	0.86%	0.63%
Portfolio turnover rate	42	%(3)	154%	68%	69%	58%	55%

(1)			Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)			Not annualized.
(4)			Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2012		2011	2010	2009	2008	2007

Ratios (As a percentage of average daily net assets):
Expenses	1.75	%(4)	1.70%	1.68%	1.55%	1.37%	1.28%
Expenses after custodian fee reduction	N/A		N/A	N/A	1.55%	1.36%	1.27%
Net investment income (loss)	(0.20	)%(4)	(0.39)%	0.13%	0.86%	0.75%	0.61%

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments - As of June 30, 2012

	Shares	Value		Shares	Value
EQUITY INTERESTS - 97.9%			GERMANY (CONTINUED)
			RWE AG	9,828	$401,294
AUSTRALIA - 5.0%			SAP AG	2,256	134,053
Australia & New Zealand Banking Group, Ltd.	6,839	$154,437	Siemens AG	1,552	130,129
BHP Billiton, Ltd.	10,947	352,908	Volkswagen AG	1,871	281,746
Commonwealth Bank of Australia	6,316	343,781			$3,062,910
Incitec Pivot, Ltd.	66,976	195,663
Westpac Banking Corp.	22,595	489,392	HONG KONG - 2.4%
		$1,536,181	Cheung Kong Holdings, Ltd.	40,000	$487,827
			Power Assets Holdings, Ltd.	20,500	153,548
AUSTRIA - 0.4%			Techtronic Industries Co.	74,000	92,824
OMV AG	4,311	$135,514			$734,199

BRAZIL - 1.0%			ITALY - 2.5%
Cia de Bebidas das Americas, ADR	8,271	$317,027	Enel SpA	77,632	$250,435
			ENI SpA (Azioni Ordinarie)	24,601	523,870
CANADA - 7.3%					$774,305
Agrium, Inc.	5,266	$466,086
Bank of Nova Scotia	3,999	206,883	JAPAN - 17.7%
BCE, Inc.	3,052	125,678	Bridgestone Corp.	10,500	$238,846
CGI Group, Inc. - Class A*	15,873	381,002	Brother Industries, Ltd.	11,700	132,558
Magna International, Inc.	6,325	249,476	Daihatsu Motor Co., Ltd.	5,000	86,916
Toronto-Dominion Bank (The)	10,618	829,901	Daito Trust Construction Co., Ltd.	4,300	406,880
		$2,259,026	Dena Co., Ltd.	5,600	146,474
			ITOCHU Corp.	61,000	636,070
CHINA - 2.3%			KDDI Corp.	112	720,090
Baidu, Inc., ADR*	3,101	$356,553	Marubeni Corp.	13,000	85,700
China Petroleum & Chemical Corp., ADR	1,843	164,377	Medipal Holdings Corp.	6,700	94,551
CNOOC, Ltd., ADR	918	184,748	Mitsubishi Corp.	20,400	408,051
		$705,678	Mitsui & Co., Ltd.	21,000	308,986
			Nippon Telegraph & Telephone Corp.	5,200	241,133
DENMARK - 0.5%			Nissan Motor Co., Ltd.	16,700	156,556
AP Moeller - Maersk A/S - Class B	24	$157,482	Omron Corp.	4,300	91,238
			ORIX Corp.	2,900	267,866
FRANCE - 9.1%			Sumitomo Corp.	58,300	809,580
Alstom SA	4,883	$154,486	Tsuruha Holdings, Inc.	1,600	99,361
AtoS	2,744	164,085	Yamada Denki Co., Ltd.	10,480	532,603
AXA SA	7,934	105,519			$5,463,459
BNP Paribas SA	10,878	418,766
Cie Generale des Etablissements Michelin - Class B	3,225	210,691	NETHERLANDS - 1.9%
France Telecom SA	13,135	172,941	ASML Holding NV	2,576	$130,975
PPR	1,286	183,192	ING Groep NV*	36,450	243,589
Sanofi	10,341	783,983	Koninklijke Boskalis Westminster NV	6,180	203,676
Schneider Electric SA	1,695	94,065			$578,240
Technip SA	1,201	124,902
Total SA	8,295	373,700	NORWAY - 2.2%
		$2,786,330	Telenor ASA	26,701	$444,234
			Yara International ASA	5,076	220,991
GERMANY - 10.0%					$665,225
Adidas AG	2,685	$192,699
Allianz SE	1,319	132,420	SINGAPORE - 1.7%
BASF SE	12,690	880,902	Jardine Cycle & Carriage, Ltd.	11,000	$402,124
Bayer AG	2,232	160,831	United Overseas Bank, Ltd.	9,000	132,570
Bayerische Motoren Werke AG	3,719	268,540			$534,694
Daimler AG	2,777	124,561
Deutsche Boerse AG	2,637	142,326	SPAIN - 1.2%
Henkel AG & Co. KGaA (Preferred Stock), 0.80%	3,220	213,409	Banco Santander SA	54,580	$361,631

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments - As of June 30, 2012

	Shares	Value
SWEDEN - 1.6%			ADR — American Depositary Receipt
Getinge AB - Class B	9,810	$243,033	PLC — Public Limited Company
Skanska AB - Class B	6,569	100,594	* Non-income producing security.
Tele2 AB - Class B	10,243	158,489	(1) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $20,005 or 0.1% of net assets.
		$502,116	(2) Variable rate security. Rate presented is as of June 30, 2012.

SWITZERLAND - 7.9%
Credit Suisse Group AG*	15,402	$280,865	Portfolio Composition by Sector
Nestle SA	18,047	1,078,244	% of total investments at June 30, 2012
Novartis AG	6,388	357,026	Financials	22.7%
Swatch Group AG (The)	539	212,696	Industrials	13.2%
Swiss Re AG*	2,495	156,975	Consumer Discretionary	11.2%
Zurich Insurance Group AG (Inhaberktie)*	1,491	336,322	Materials	10.0%
		$2,422,128	Energy	9.7%
			Health Care	9.1%
UNITED KINGDOM - 23.2%			Telecommunication Services	8.2%
Anglo American PLC	4,313	$141,281	Consumer Staples	7.0%
AstraZeneca PLC	20,566	920,285	Information Technology	5.1%
Aviva PLC	33,154	141,753	Utilities	3.8%
BAE Systems PLC	39,596	179,233
Balfour Beatty PLC	28,970	135,405
Barclays PLC (Ordinary)	95,255	243,303
BG Group PLC	22,633	461,484
BHP Billiton PLC	22,068	625,103
BP PLC	75,711	501,061
Centrica PLC	68,702	342,663
Cobham PLC	32,124	116,994
Ensco PLC - Class A	4,966	233,253
Eurasian Natural Resources Corp. PLC	20,674	134,698
GlaxoSmithKline PLC	7,422	168,446
HSBC Holdings PLC	17,355	152,734
Imperial Tobacco Group PLC	10,134	390,214
Legal & General Group PLC	399,570	797,796
Rolls-Royce Holdings PLC*	34,570	465,219
Rolls-Royce Holdings PLC – Class C* (1)	2,381,714	3,736
Rolls-Royce Holdings PLC – Class C* (1)	1,673,043	16,269
Royal Dutch Shell PLC - Class B	6,630	231,374
Vodafone Group PLC	217,042	610,202
WPP PLC	11,087	134,420
		$7,146,926

TOTAL EQUITY INTERESTS - 97.9%
(identified cost, $28,309,784)		$30,143,071

SHORT-TERM INVESTMENTS - 1.4%
Fidelity Government Money Market Fund, 0.01% (2)	434,273	$434,273

TOTAL SHORT-TERM INVESTMENTS - 1.4%
(identified cost, $434,273)		$434,273

TOTAL INVESTMENTS — 99.3%		$30,577,344
(identified cost, $28,744,057)

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.7%		200,575
NET ASSETS — 100.0%		$30,777,919

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Fund (WIBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2012		For the Six Months Ended June 30, 2012

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		Dividend income (net of foreign taxes $124,121)	$839,604
(identified cost $28,744,057) (Note 1A)	$30,577,344	Interest income	12
Foreign currency, at value		Income from securities lending (net)	21,932
(identified cost $36,455) (Note 1A)	36,553	Total investment income	$861,548
Receivable for fund shares sold	3,026
Dividends receivable	76,235	Expenses –
Tax reclaims receivable	60,151	Investment adviser fee (Note 3)	$134,322
Receivable for security lending	1,712	Administrator fee (Note 3)	28,543
Prepaid expenses and other assets	26,191	Trustee expense (Note 3)	7,063
Total assets	$30,781,212	Custodian fee	13,918
		Accountant fee	30,002
LIABILITIES:		Distribution expenses (Note 4)	41,976
Accrued expenses and other liabilities	$3,293	Transfer agent fee	24,645
Total liabilities	$3,293	Printing	51
NET ASSETS	$30,777,919	Shareholder communications	3,593
		Audit services	8,134
NET ASSETS CONSIST OF:		Legal services	3,439
Paid-in capital	$82,491,672	Compliance services	2,857
Accumulated net realized loss on investments and foreign currency	(54,087,964)	Registration costs	9,326
Undistributed net investment income	543,169	Interest expense (Note 8)	2,299
Unrealized appreciation on investments and foreign currency	1,831,042	Miscellaneous	8,351
Net assets applicable to outstanding shares	$30,777,919	Total expenses	$318,519

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,442,795	Deduct –
		Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(5,600)
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.6	Net expenses	$312,919
		Net investment income	$548,629

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
		Net realized loss –
		Investment transactions	$(1,210,933)
		Foreign currency transactions	(720)
		Net realized loss	$(1,211,653)

		Change in unrealized appreciation (depreciation) –
		Investments	$939,516
		Foreign currency translations	(5,824)
		Net change in unrealized appreciation (depreciation) on investments	$933,692
		Net realized and unrealized loss on investments and foreign currency translations	$(277,961)
		Net increase in net assets from operations	$270,668

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Fund (WIBC)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2012	December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$548,629	$659,056
Net realized gain (loss) on investment and foreign currency transactions	(1,211,653)	1,663,058
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	933,692	(7,926,507)
Net increase (decrease) in net assets from operations	$270,668	$(5,604,393)
Distributions to shareholders (Note 2)
From net investment income	$(42,464)	$(683,131)
Total distributions	$(42,464)	$(683,131)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(3,699,882)	$(9,456,804)
Net decrease in net assets	$(3,471,678)	$(15,744,328)

NET ASSETS:
At beginning of period	34,249,597	49,993,925
At end of period	$30,777,919	$34,249,597

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$543,169	$37,004

See Notes to Financial Statements.	19

Wright International Blue Chip Equities Fund (WIBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2012		2011	2010	2009	2008	2007

Net asset value, beginning of period	$12.580		$14.860	$14.460	$10.810	$22.470	$22.830
Income (loss) from investment operations:
Net investment income (1)	0.213		0.224	0.170	0.208	0.483	0.434
Net realized and unrealized gain (loss)	(0.178)		(2.256)	0.640	3.442	(11.002)	0.755
Total income (loss) from investment operations	0.035		(2.032)	0.810	3.650	(10.519)	1.189

Less distributions:
From net investment income	(0.016)		(0.248)	(0.410)	—	(0.575)	(0.491)
From net realized gains	—		—	—	—	(0.558)	(1.058)
Tax return of capital	—		—	—	—	(0.008)	—
Total distributions	(0.016)		(0.248)	(0.410)	—	(1.141)	(1.549)
Redemption Fees(1)	0.001		— (2)	— (2)	—	—	—

Net asset value, end of period	$12.600		$12.580	$14.860	$14.460	$10.810	$22.470
Total Return(3)	0.28	%(4)	(13.65)%	5.76%	33.77%	(47.74)%	5.50%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$30,778		$34,250	$49,994	$68,839	$67,146	$183,608
Ratios (As a percentage of average daily net assets):
Net expenses	1.85	%(5)	1.78%	1.74%	1.63%	1.54%	1.49%
Net expenses after custodian fee reduction	N/A		N/A	N/A	1.63%	1.53%	1.47%
Net investment income	3.27	%(5)	1.56%	1.23%	1.75%	2.71%	1.82%
Portfolio turnover rate	30	%(4)	50%	92%	63%	82%	138%

(1)			Computed using average shares outstanding.
(2)			Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)			Not annualized.
(5)			Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2012		2010

Ratios (As a percentage of average daily net assets):
Expenses	1.90	%(5)	1.76%
Net investment income	3.23	%(5)	1.22%
............................................................

See Notes to Financial Statements.	20

The Wright Managed Equity Trust Notes to Financial Statements

1. Significant Accounting Policies

Wright Selected Blue Chip Equities Fund (“WSBC”), Wright Major Blue Chip Equities Fund (“WMBC”), and Wright International Blue Chip Equities Fund (“WIBC”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Equity Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds seek to provide total return consisting of price appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31,

21

The Wright Managed Equity Trust Notes to Financial Statements

2011, WMBC and WIBC, for federal income tax purposes, had capital loss carryforwards of $5,140,711 and $52,085,864, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

December 31,	WMBC	WIBC
2016	$ 203,325	$17,388,448
2017	4,937,386	34,697,416

As of June 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2011, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Redemption Fees – A shareholder who redeems or exchanges shares of WIBC within three months of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to WIBC to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

G. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

J. Interim Financial Statements – The interim financial statements relating to June 30, 2012, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

22

The Wright Managed Equity Trust Notes to Financial Statements

2. Distributions to Shareholders

It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WSBC	WMBC	WIBC
Undistributed ordinary income	$-	$-	$42,290
Undistributed long-term gain	1,149,464	-	-
Capital loss carryforward and post October losses	-	(5,140,711)	(52,085,864)
Net unrealized appreciation (depreciation)	2,474,335	(1,016,948)	101,617
Total	$3,623,799	$(6,157,659)	$(51,941,957)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and passive foreign investment company transactions.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

For the six months ended June 30, 2012, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$103,545	0.60%
WMBC	$ 56,075	0.60%
WIBC	$134,322	0.80%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC’s and WMBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million.

23

The Wright Managed Equity Trust Notes to Financial Statements

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the six months ended June 30, 2012, the administrator fee for WSBC, WMBC and WIBC amounted to $20,709, $11,215 and $28,543, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the six months ended June 30, 2012, for WSBC, WMBC and WIBC were $43,144, $23,365 and $41,976, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the six months ended June 30, 2012, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2013 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees of $9,060 for WMBC. WISDI waived distribution fees of $6,941, $23,365 and $5,600  for WSBC, WMBC and WIBC, respectively.

5. Investment Transactions

Purchases and sales of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2012
	WSBC	WMBC	WIBC
Purchases	$9,118,681	$7,920,400	$10,142,102
Sales	$9,916,100	$9,415,854	$13,883,391

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

24

The Wright Managed Equity Trust Notes to Financial Statements

beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
WSBC
Sold	421,053	$4,640,356	1,217,920	$12,601,664
Issued to shareholders in payment of distributions declared	78,920	905,216	-	-
Redemptions	(418,141)	(4,677,493)	(797,792)	(8,104,855)
Net increase	81,832	$868,079	420,128	$4,496,809

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
WMBC
Sold	26,580	$346,361	265,696	$3,265,816
Redemptions	(160,250)	(2,082,520)	(491,607)	(6,166,377)
Net decrease	(133,670)	$(1,736,159)	(225,911)	$(2,900,561)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
WIBC
Sold	61,320	$811,197	366,751	$5,165,522
Issued to shareholders in payment of distributions declared	2,743	38,261	48,799	606,608
Redemptions	(344,084)	(4,551,197)	(1,056,710)	(15,228,963)
Redemption fees	-	1,857	-	29
Net decrease	(280,021)	$(3,699,882)	(641,160)	$(9,456,804)

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2012, as computed on a federal income tax basis, were as follows:

Six Months Ended June 30, 2012
	WSBC	WMBC	WIBC
Aggregate cost	$29,655,517	$18,305,909	$28,744,057
Gross unrealized appreciation	$5,410,507	$727,526	$4,233,297
Gross unrealized depreciation	(784,610)	(1,564,991)	(2,400,010)
Net unrealized appreciation (depreciation)	$4,625,897	$(837,465)	$1,833,287

25

The Wright Managed Equity Trust Notes to Financial Statements

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2012, the Funds had no outstanding balances pursuant to this line of credit.

The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended June 30, 2012, were as follows:

	WSBC	WMBC	WIBC
Average borrowings	$252,387	$104,711	$503,268
Average interest rate	1.25%	1.25%	1.25%

9. Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10. Securities Lending Agreement

WIBC has established a securities lending arrangement with Union Bank as securities lending agent in which WIBC lends portfolio securities to a broker in exchange for collateral consisting of cash in an amount at least equal to the market value of the securities on loan. Cash collateral may be invested in government securities. WIBC earns interest on the amount invested in the portfolio, but it must pay to or receive from a broker a rebate fee, depending on the securities loaned, computed as a varying percentage of the collateral received. The broker fee and interest income earned is offset by the broker rebate fees paid of $31,207 for the six months ended June 30, 2012. In the event of counterparty default, WIBC is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. WIBC bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. WIBC has the right under the securities lending agreement to recover the securities from the borrower on demand. As of June 30, 2012, WIBC had no securities on loan.

11. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

26

The Wright Managed Equity Trust Notes to Financial Statements

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$33,566,014	$-	$-	$33,566,014
Short-Term Investments	-	715,400	-	715,400
Total Investments	$33,566,014	$715,400	$-	$34,281,414

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$17,418,439	$-	$-	$17,418,439
Short-Term Investments	-	50,005	-	50,005
Total Investments	$17,418,439	$50,005	$-	$17,468,444

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$30,123,066	$-	$20,005	$30,143,071
Short-Term Investments	-	434,273	-	434,273
Total Investments	$30,123,066	$434,273	$20,005	$30,577,344

The Level 1 inputs displayed in these tables under Equity Interests are Common Stock and Preferred Stock. Refer to each Fund’s Portfolio of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.  The security identified below as a transfer into Level 3 represents shares that were received as a result of a corporate action.

27

The Wright Managed Equity Trust Notes to Financial Statements

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for WIBC for which significant unobservable inputs were used to determine fair value.

Equity Interests
Balance as of 12/31/11	$16,120
Change in Unrealized Appreciation	149
Transfers In	3,736
Balance as of 06/30/12	$20,005
Net change in unrealized appreciation from investments held as of 06/30/12 *	$3,885

* The change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) of investments in the accompanying Statement of Operations.

12. New Accounting Pronouncement

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  Management has evaluated ASU No. 2011-04 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs.  ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013.  Management is evaluating any impact ASU No. 2011-11 may have on each Fund’s financial statements.

13. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended June 30, 2012, events and transactions subsequent to June 30, 2012, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

28

Wright Total Return Fund (WTRB) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value
FIXED-INCOME INVESTMENTS - 98.5%

ASSET-BACKED SECURITIES - 0.9%
$65,257	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%	01/15/17	$65,595
195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%	06/15/16	213,714
Total Asset-Backed Securities (identified cost, $269,838)	$279,309

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%
$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$294,038
309,067	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	313,823
227,128	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3	4.813%		02/15/38	233,093
435,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	464,316
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	342,699
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	350,587
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.093%	(1)	06/12/46	352,802
Total Commercial Mortgage-Backed Securities (identified cost, $2,171,032)	$2,351,358

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.1%
$46,840	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	2.621%	(1)	07/25/34	$46,932
Total Residential Mortgage-Backed Securities (identified cost, $39,457)	$46,932

CORPORATE BONDS - 44.7%
AUTO MANUFACTURERS - 0.4%
$110,000	Daimler Finance North America, LLC	6.500%		11/15/13	$117,953
CAPITAL GOODS - 0.4%
$110,000	PACCAR, Inc.	6.875%		02/15/14	$120,691
COMMUNICATIONS EQUIPMENT - 1.0%
$300,000	eBay, Inc.	3.250%		10/15/20	$314,823
CONSUMER DURABLES & APPAREL - 0.4%
$115,000	Hasbro, Inc.	6.125%		05/15/14	$124,411
CONSUMER SERVICES - 0.2%
$60,000	Brinker International, Inc.	5.750%		06/01/14	$64,137
DIVERSIFIED FINANCIALS - 13.1%
$135,000	American Express Credit Corp., Series C	7.300%		08/20/13	$144,376
55,000	Ameriprise Financial, Inc.	5.650%		11/15/15	62,320
135,000	Bank of America Corp., MTN	5.000%		05/13/21	139,529
140,000	Bear Stearns Cos., LLC (The)	5.700%		11/15/14	151,577
65,000	BlackRock, Inc.	3.500%		12/10/14	68,987
55,000	Capital One Financial Corp.	7.375%		05/23/14	60,445
260,000	Citigroup, Inc.	6.500%		08/19/13	272,493
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%		10/13/15	160,735
130,000	Credit Suisse USA, Inc.	0.719%	(1)	04/12/13	129,826
260,000	Eaton Vance Corp.	6.500%		10/02/17	297,362
135,000	Equifax, Inc.	4.450%		12/01/14	142,692
225,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	279,413
100,000	Goldman Sachs Group, Inc. (The)	1.061%	(1)	09/29/14	96,089
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	124,821
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	128,742
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	129,347
150,000	Moody's Corp.	5.500%		09/01/20	162,424
150,000	Morgan Stanley	5.500%		07/28/21	148,049
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	124,662
135,000	PNC Funding Corp.	4.250%		09/21/15	146,820
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	62,676

See Notes to Financial Statements.	29

Wright Total Return Fund (WTRB) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate		Maturity Date	Value

DIVERSIFIED FINANCIALS (CONTINUED)
$130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	$137,503
300,000	Toyota Motor Credit Corp., MTN	3.300%		01/12/22	315,663
220,000	US Bancorp, MTN	3.150%		03/04/15	232,467
280,000	Wells Fargo & Co.	3.625%		04/15/15	298,262
280,000	Westpac Banking Corp.	4.200%		02/27/15	297,644
ENERGY - 1.8%
$205,000	Baker Hughes, Inc.	6.875%		01/15/29	$273,926
50,000	Newfield Exploration Co.	6.625%		04/15/16	51,313
50,000	ONEOK Partners LP	6.850%		10/15/37	59,757
60,000	ONEOK, Inc.	5.200%		06/15/15	65,195
70,000	Peabody Energy Corp.	7.375%		11/01/16	77,350
55,000	Valero Energy Corp.	9.375%		03/15/19	72,377
FOOD, BEVERAGE & TOBACCO - 2.1%
$60,000	Altria Group, Inc.	8.500%		11/10/13	$65,936
55,000	Altria Group, Inc.	9.700%		11/10/18	76,204
140,000	ConAgra Foods, Inc.	5.875%		04/15/14	151,240
150,000	Ingredion, Inc.	4.625%		11/01/20	162,819
100,000	PepsiCo, Inc.	7.900%		11/01/18	133,774
105,000	Philip Morris International, Inc.	6.875%		03/17/14	115,972
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
$155,000	Cigna Corp.	2.750%		11/15/16	$159,856
135,000	Hospira, Inc.	5.900%		06/15/14	144,826
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	78,330
40,000	McKesson Corp.	6.500%		02/15/14	43,614
100,000	Medtronic, Inc.	4.500%		03/15/14	106,405
130,000	UnitedHealth Group, Inc.	6.000%		02/15/18	157,498
145,000	WellPoint, Inc.	4.350%		08/15/20	159,710
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	$77,309
INDUSTRIAL - 0.2%
$70,000	Greif, Inc.	6.750%		02/01/17	$76,300
INSURANCE - 4.4%
$100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$109,057
275,000	Loews Corp.	5.250%		03/15/16	304,741
125,000	MetLife, Inc.	5.000%		06/15/15	137,520
46,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	47,323
255,000	PartnerRe Finance B, LLC	5.500%		06/01/20	269,449
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	71,386
130,000	Principal Life Income Funding Trusts, MTN	0.646%	(1)	11/08/13	130,165
90,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	95,566
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	61,110
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	225,898
MATERIALS - 1.3%
$145,000	Airgas, Inc.	4.500%		09/15/14	$155,033
120,000	Dow Chemical Co. (The)	7.375%		03/01/23	147,735
100,000	Lubrizol Corp.	8.875%		02/01/19	136,702
MEDIA - 2.3%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$131,255
150,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%		03/01/21	165,081
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	109,482
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	65,424
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	143,698
120,000	Viacom, Inc.	4.375%		09/15/14	128,520

See Notes to Financial Statements.	30

Wright Total Return Fund (WTRB) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate		Maturity Date	Value

MINING - 0.4%
$80,000	Barrick Gold Financeco, LLC	6.125%		09/15/13	$84,963
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	57,118
MISCELLANEOUS MANUFACTURING - 0.2%
$55,000	Tyco International Finance SA	8.500%		01/15/19	$75,419
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$115,000	Wyeth, LLC	5.500%		02/01/14	$123,821
PIPELINES - 0.9%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$68,228
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	211,625
RETAILING - 1.3%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$60,619
145,000	Kohl's Corp.	4.000%		11/01/21	150,994
72,000	Ltd. Brands, Inc.	5.250%		11/01/14	75,960
120,000	Safeway, Inc.	5.000%		08/15/19	124,313
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
$165,000	Applied Materials, Inc.	7.125%		10/15/17	$205,966
SOFTWARE & SERVICES - 3.2%
$140,000	Adobe Systems, Inc.	4.750%		02/01/20	$156,634
140,000	Dun & Bradstreet Corp. (The)	6.000%		04/01/13	145,200
145,000	Ingram Micro, Inc.	5.250%		09/01/17	155,623
105,000	International Business Machines Corp.	7.625%		10/15/18	140,073
245,000	Oracle Corp.	5.375%		07/15/40	301,366
150,000	Symantec Corp.	4.200%		09/15/20	153,706
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
$30,000	Dell, Inc.	5.625%		04/15/14	$32,471
140,000	Harris Corp.	5.000%		10/01/15	152,511
140,000	Pitney Bowes, Inc., MTN	5.250%		01/15/37	139,741
TELECOMMUNICATIONS - 2.2%
$155,000	BellSouth Corp.	6.000%		11/15/34	$172,762
70,000	British Telecommunications PLC	9.625%		12/15/30	105,549
105,000	Cellco Partnership / Verizon Wireless Capital, LLC	5.550%		02/01/14	112,449
145,000	Telefonica Emisiones SAU	4.949%		01/15/15	137,163
150,000	Verizon Global Funding Corp.	7.750%		12/01/30	212,172
TRANSPORTATION - 0.5%
$120,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$150,193
UTILITIES - 3.6%
$115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$125,058
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	142,612
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	114,758
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	120,614
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	87,635
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	122,175
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	67,483
138,000	PPL Energy Supply, LLC	6.300%		07/15/13	145,439
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	71,389
125,000	Sempra Energy	6.500%		06/01/16	147,183
55,000	TransAlta Corp.	4.750%		01/15/15	57,423
Total Corporate Bonds (identified cost, $13,608,085)	$14,710,203

See Notes to Financial Statements.	31

Wright Total Return Fund (WTRB) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value

U.S. GOVERNMENT INTERESTS - 45.7%

AGENCY MORTGAGE-BACKED SECURITIES - 23.3%
$109,695	FHLMC Gold Pool #A32600	5.500%		05/01/35	$120,572
27,004	FHLMC Gold Pool #C01646	6.000%		09/01/33	30,282
21,038	FHLMC Gold Pool #C27663	7.000%		06/01/29	21,881
95,049	FHLMC Gold Pool #C47318	7.000%		09/01/29	112,634
125,620	FHLMC Gold Pool #C66878	6.500%		05/01/32	143,114
108,339	FHLMC Gold Pool #C91046	6.500%		05/01/27	121,344
17,461	FHLMC Gold Pool #D66753	6.000%		10/01/23	19,258
4,229	FHLMC Gold Pool #E00903	7.000%		10/01/15	4,559
144,933	FHLMC Gold Pool #G01035	6.000%		05/01/29	162,525
66,722	FHLMC Gold Pool #G02478	5.500%		12/01/36	72,738
62,279	FHLMC Gold Pool #H19018	6.500%		08/01/37	69,385
88,685	FHLMC Gold Pool #N30514	5.500%		11/01/28	95,877
249,918	FHLMC Gold Pool #P00024	7.000%		09/01/32	288,225
11,150	FHLMC Gold Pool #P50031	7.000%		08/01/18	11,707
43,395	FHLMC Gold Pool #P50064	7.000%		09/01/30	49,253
62,288	FHLMC Pool #1B1291	2.500%	(1)	11/01/33	66,182
159,834	FHLMC Pool #1G0233	2.832%	(1)	05/01/35	170,987
21,412	FHLMC Pool #781071	5.248%	(1)	11/01/33	23,080
19,753	FHLMC Pool #781804	5.082%	(1)	07/01/34	21,263
10,584	FHLMC Pool #781884	5.161%	(1)	08/01/34	11,392
31,513	FHLMC Pool #782862	5.050%	(1)	11/01/34	33,904
174,787	FHLMC, Series 1983, Class Z	6.500%		12/15/23	197,983
122,688	FHLMC, Series 2044, Class PE	6.500%		04/15/28	140,658
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	622,835
83,350	FNMA Pool #253057	8.000%		12/01/29	101,205
3,462	FNMA Pool #254845	4.000%		07/01/13	3,660
3,929	FNMA Pool #254863	4.000%		08/01/13	4,126
10,483	FNMA Pool #479477	6.000%		01/01/29	11,764
12,412	FNMA Pool #489357	6.500%		03/01/29	14,271
13,093	FNMA Pool #535332	8.500%		04/01/30	16,392
25,896	FNMA Pool #545782	7.000%		07/01/32	30,300
12,748	FNMA Pool #597396	6.500%		09/01/31	14,594
60,669	FNMA Pool #621284	6.500%		12/01/31	69,454
26,945	FNMA Pool #725866	4.500%		09/01/34	28,992
77,911	FNMA Pool #738630	5.500%		11/01/33	85,666
226,662	FNMA Pool #745001	6.500%		09/01/35	258,281
124,991	FNMA Pool #745467	5.508%	(1)	04/01/36	134,293
217,825	FNMA Pool #745755	5.000%		12/01/35	236,928
89,240	FNMA Pool #747529	4.500%		10/01/33	96,073
465,671	FNMA Pool #781893	4.500%		11/01/31	511,077
31,065	FNMA Pool #809888	4.500%		03/01/35	33,385
534,415	FNMA Pool #888366	7.000%		04/01/37	618,564
482,553	FNMA Pool #888367	7.000%		03/01/37	562,540
245,519	FNMA Pool #888417	6.500%		01/01/36	282,301
38,763	FNMA Pool #906455	6.028%	(1)	01/01/37	42,010
24,363	GNMA I Pool #374892	7.000%		02/15/24	28,648
23,783	GNMA I Pool #376400	6.500%		02/15/24	27,355
23,408	GNMA I Pool #379982	7.000%		02/15/24	27,525
136,247	GNMA I Pool #393347	7.500%		02/15/27	163,651
51,897	GNMA I Pool #410081	8.000%		08/15/25	62,768
32,077	GNMA I Pool #427199	7.000%		12/15/27	38,272
748	GNMA I Pool #436214	6.500%		02/15/13	772
35,367	GNMA I Pool #448490	7.500%		03/15/27	38,863

See Notes to Financial Statements.	32

Wright Total Return Fund (WTRB) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value

AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
$43,981	GNMA I Pool #458762	6.500%	01/15/28	$51,398
33,572	GNMA I Pool #460726	6.500%	12/15/27	39,160
14,450	GNMA I Pool #488924	6.500%	11/15/28	16,886
12,034	GNMA I Pool #510706	8.000%	11/15/29	14,855
24,553	GNMA I Pool #581536	5.500%	06/15/33	27,426
80,069	GNMA II Pool #002630	6.500%	08/20/28	92,483
4,228	GNMA II Pool #002909	8.000%	04/20/30	5,328
10,015	GNMA II Pool #002972	7.500%	09/20/30	12,265
3,678	GNMA II Pool #002973	8.000%	09/20/30	4,557
36,979	GNMA II Pool #003095	6.500%	06/20/31	42,874
251,717	GNMA II Pool #004841	8.000%	08/20/31	306,675
851,854	GNMA, Series 2010-44, Class NK	4.000%	10/20/37	902,478

U.S. TREASURIES - 22.4%
$210,000	U.S. Treasury Bond	6.125%		11/15/27	$317,363
855,000	U.S. Treasury Note	3.875%		02/15/13	874,638
815,000	U.S. Treasury Note	1.875%		04/30/14	838,049
1,255,000	U.S. Treasury Note	2.375%		02/28/15	1,320,790
60,000	U.S. Treasury Note	1.875%		06/30/15	62,569
595,000	U.S. Treasury Note	3.250%		06/30/16	657,521
1,610,000	U.S. Treasury Note	2.750%		05/31/17	1,766,473
180,000	U.S. Treasury Note	1.875%		08/31/17	189,928
350,000	U.S. Treasury Note	3.125%		05/15/19	397,852
725,000	U.S. Treasury Strip	3.140-4.845%	(2)	11/15/30	446,766
1,120,000	U.S. Treasury Strip	2.815-5.045%	(2)	08/15/39	517,265
Total U.S. Government Interests (identified cost, $14,321,374)	$15,060,967

TOTAL FIXED-INCOME INVESTMENTS (identified cost, $30,409,786) — 98.5%	$32,448,769

SHORT-TERM INVESTMENTS - 1.5%

$486,764	Fidelity Government Money Market Fund, 0.01% (1)	$486,764
TOTAL SHORT-TERM INVESTMENTS (identified cost, $486,764) — 1.5%	$486,764

TOTAL INVESTMENTS (identified cost, $30,896,550) — 100.0%	$32,935,533

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.0%	36

NET ASSETS — 100.0%	$32,935,569

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of June 30, 2012.
(2)	Rate presented is yield to maturity.

See Notes to Financial Statements.	33

Wright Total Return Fund (WTRB) Portfolio of Investments - As of June 30, 2012

Portfolio Composition by Security Type
% of total investments at June 30, 2012
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	7.1%
Residential Mortgage-Backed Securities	0.1%
Corporate Bonds	44.7%
U.S. Government Interests	45.7%
Short-Term Investments	1.5%

See Notes to Financial Statements.	34

Wright Total Return Fund (WTRB)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2012		For the Six Months Ended June 30, 2012

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		Dividend income	$17
(identified cost $30,896,550) (Note 1A)	$32,935,533	Interest income	704,349
Receivable for fund shares sold	42,241	Total investment income	$704,366
Receivable for investment securities sold	86,152
Cash	10,231	Expenses –
Dividends and interest receivable	259,913	Investment adviser fee (Note 3)	$70,780
Prepaid expenses and other assets	26,692	Administrator fee (Note 3)	11,010
Total assets	$33,360,762	Trustee expense (Note 3)	10,860
		Custodian fee	1,542
LIABILITIES:		Accountant fee	19,606
Payable for fund shares reacquired	$503	Pricing	16,833
Payable for investment securities purchased	360,007	Distribution expenses (Note 4)	39,322
Distributions payable	45,337	Transfer agent fee	15,140
Accrued expenses and other liabilities	19,346	Printing	39
Total liabilities	$425,193	Shareholder communications	3,304
NET ASSETS	$32,935,569	Audit services	10,216
		Legal services	3,291
NET ASSETS CONSIST OF:		Compliance services	2,980
Paid-in capital	$32,846,958	Registration costs	11,305
Accumulated net realized loss on investments	(1,928,425)	Miscellaneous	6,767
Distributions in excess of net investment income	(21,947)	Total expenses	$222,995
Unrealized appreciation on investments	2,038,983
Net assets applicable to outstanding shares	$32,935,569	Deduct –
		Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(73,569)
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,477,641	Net expenses	$149,426
		Net investment income	$554,940
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$13.29
		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
		Net realized gain on investment transactions	$101,404
		Net change in unrealized appreciation (depreciation) on investments	103,704
		Net realized and unrealized gain on investments	$205,108
		Net increase in net assets from operations	$760,048

See Notes to Financial Statements.	35

Wright Total Return Fund (WTRB)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2012	December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$554,940	$989,900
Net realized gain on investment transactions	101,404	211,660
Net change in unrealized appreciation (depreciation) on investments	103,704	788,844
Net increase in net assets from operations	$760,048	$1,990,404
Distributions to shareholders (Note 2)
From net investment income	$(576,887)	$(1,214,917)
Total distributions	$(576,887)	$(1,214,917)
Net increase (decrease) in net assets resulting from fund share transactions (Note 6)	$2,129,084	$(1,682,358)
Net increase (decrease) in net assets	$2,312,245	$(906,871)

NET ASSETS:
At beginning of period	30,623,324	31,530,195
At end of period	$32,935,569	$30,623,324

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(21,947)	$-

See Notes to Financial Statements.	36

Wright Total Return Fund (WTRB)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2012		2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.220		$12.890	$12.620	$11.990	$12.390	$12.290
Income (loss) from investment operations:
Net investment income (1)	0.233		0.420	0.437	0.558	0.573	0.558
Net realized and unrealized gain (loss)	0.079		0.425	0.336	0.676	(0.373)	0.115
Total income from investment operations	0.312		0.845	0.773	1.234	0.200	0.673

Less distributions:
From net investment income	(0.242)		(0.515)	(0.503)	(0.604)	(0.600)	(0.573)
Net asset value, end of period	$13.290		$13.220	$12.890	$12.620	$11.990	$12.390
Total Return(2)	2.37	%(3)	6.68%	6.18%	10.53%	1.69%	5.64%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$32,936	$30,623	$31,530	$24,556	$23,262		$24,989
Ratios (As a percentage of average daily net assets):
Net expenses	0.95	%(4)	0.95%	0.83%	0.70%	0.71%	0.87%
Net expenses after custodian fee reduction	N/A		N/A	N/A	0.70%	0.70%	0.85%
Net investment income	3.53	%(4)	3.22%	3.38%	4.53%	4.73%	4.56%
Portfolio turnover rate	18	%(3)	55%	119%	61%	125%	119%

(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2012		2011	2010	2009	2008	2007

Ratios (As a percentage of average daily net assets):
Expenses	1.42	%(4)	1.37%	1.43%	1.55%	1.52%	1.41%
Expenses after custodian fee reduction	N/A		N/A	N/A	1.55%	1.51%	1.38%
Net investment income	3.06	%(4)	2.80%	2.78%	3.68%	3.93%	4.03%

See Notes to Financial Statements.	37

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value
FIXED-INCOME INVESTMENTS - 98.0%

AGENCY MORTGAGE-BACKED SECURITIES - 98.0%
$18,599	FHLMC Gold Pool #C00548	7.000%	08/01/27	$22,191
57,154	FHLMC Gold Pool #C00778	7.000%	06/01/29	68,552
122,082	FHLMC Gold Pool #C01375	6.500%	07/01/32	141,219
225,981	FHLMC Gold Pool #C91034	6.000%	06/01/27	248,078
666,459	FHLMC Gold Pool #C91408	3.500%	11/01/31	705,362
49,543	FHLMC Gold Pool #D81642	7.500%	08/01/27	59,922
68,147	FHLMC Gold Pool #D82572	7.000%	09/01/27	81,308
16,982	FHLMC Gold Pool #E00678	6.500%	06/01/14	17,684
17,424	FHLMC Gold Pool #E00721	6.500%	07/01/14	18,145
29,976	FHLMC Gold Pool #E81704	8.500%	05/01/15	32,343
626,217	FHLMC Gold Pool #G02791	5.500%	04/01/37	681,503
207,723	FHLMC Gold Pool #G02809	6.500%	05/01/36	234,898
165,933	FHLMC Gold Pool #G08012	6.500%	09/01/34	188,264
1,155,068	FHLMC Gold Pool #G08081	6.000%	09/01/35	1,272,884
888,003	FHLMC Gold Pool #G08378	6.000%	10/01/39	974,132
247,112	FHLMC Gold Pool #H09054	4.500%	03/01/37	261,322
115,302	FHLMC Gold Pool #H09098	6.500%	10/01/37	128,495
249,918	FHLMC Gold Pool #P00024	7.000%	09/01/32	288,225
201,392	FHLMC Gold Pool #P50019	7.000%	07/01/24	235,629
86,053	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	99,291
59,234	FHLMC, Series 2201, Class C	8.000%	11/15/29	70,564
310,871	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	347,272
132,394	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	155,452
92,933	FHLMC, Series 2576, Class HC	5.500%	03/15/33	103,919
785,000	FHLMC, Series 3004, Class HK	5.500%	07/15/35	862,767
961,181	FHLMC, Series 3033, Class WY	5.500%	09/15/35	1,057,770
200,000	FHLMC, Series 3072, Class DL	6.000%	02/15/35	233,186
133,625	FHLMC, Series 3217, Class PD	6.000%	11/15/34	138,787
565,000	FHLMC, Series 3605, Class NC	5.500%	06/15/37	691,073
1,000,000	FHLMC, Series 3662, Class PJ	5.000%	04/15/40	1,155,822
175,729	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	200,189
63,573	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	71,784
109,624	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	125,865
478,477	FNMA Pool #252034	7.000%	09/01/28	572,706
1,172,659	FNMA Pool #256182	6.000%	03/01/36	1,281,642
226,455	FNMA Pool #256972	6.000%	11/01/37	247,784
851,895	FNMA Pool #257138	5.000%	03/01/38	912,630
30,407	FNMA Pool #535131	6.000%	03/01/29	34,122
140,423	FNMA Pool #594207	6.500%	02/01/31	163,627
71,353	FNMA Pool #673315	5.500%	11/01/32	78,500
1,298,348	FNMA Pool #689108	5.500%	02/01/33	1,428,393
521,113	FNMA Pool #721255	5.500%	07/01/33	572,983
58,415	FNMA Pool #733750	6.310%	10/01/32	66,462
825,025	FNMA Pool #735415	6.500%	12/01/32	944,498
264,785	FNMA Pool #735861	6.500%	09/01/33	304,453
454,189	FNMA Pool #745001	6.500%	09/01/35	517,547
828,923	FNMA Pool #745318	5.000%	12/01/34	893,378
95,235	FNMA Pool #745630	5.500%	01/01/29	104,893
126,034	FNMA Pool #801357	5.500%	08/01/34	138,657
141,905	FNMA Pool #813839	6.000%	11/01/34	159,816
850,038	FNMA Pool #851655	6.000%	12/01/35	948,827
120,178	FNMA Pool #871394	7.000%	04/01/21	131,437
380,087	FNMA Pool #879922	5.000%	11/01/35	409,798

See Notes to Financial Statements.	38

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value

$283,840	FNMA Pool #888211	7.000%	08/01/36	$334,987
108,730	FNMA Pool #888367	7.000%	03/01/37	126,753
228,289	FNMA Pool #888534	5.000%	08/01/37	244,564
1,253,913	FNMA Pool #889307	5.000%	07/01/37	1,364,664
570,546	FNMA Pool #930504	5.000%	02/01/39	628,066
154,011	FNMA Pool #930664	6.500%	03/01/39	176,920
98,814	FNMA Pool #954957	6.000%	10/01/37	108,120
1,717,766	FNMA Pool #995149	6.500%	10/01/38	1,939,678
229,450	FNMA Pool #995346	6.500%	09/01/36	261,457
417,606	FNMA Pool #995656	7.000%	06/01/33	500,528
733,886	FNMA Pool #AB1231	5.000%	07/01/40	801,749
124,394	FNMA Pool #AB2265	4.000%	02/01/41	134,895
1,076,100	FNMA Pool #AB3223	4.000%	07/01/41	1,177,327
243,848	FNMA Pool #AD0756	6.500%	11/01/28	274,626
501,526	FNMA Pool #AD6420	5.000%	06/01/40	547,902
498,737	FNMA Pool #AL0886	6.500%	10/01/38	570,960
272,949	FNMA Whole Loan, Series 2004-W1, Class 2A2	7.000%	12/25/33	329,926
419,139	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	501,280
169,241	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	197,860
125,000	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	143,456
763,022	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	898,581
231,824	FNMA, Series 2004-17, Class H	5.500%	04/25/34	264,356
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	324,034
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	291,058
339,858	FNMA, Series 2004-90, Class D	4.000%	11/25/34	370,965
205,000	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	230,334
304,000	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	355,068
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	981,205
170,000	FNMA, Series 2008-46, Class JN	5.500%	06/25/38	185,425
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	966,280
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	101,986
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	427,888
347,743	FNMA, Series G92-43, Class Z	7.500%	07/25/22	403,875
225,548	FNMA, Series G93-5, Class Z	6.500%	02/25/23	261,262
771	GNMA I Pool #177784	8.000%	10/15/16	775
6,865	GNMA I Pool #192357	8.000%	04/15/17	6,902
1,520	GNMA I Pool #194287	9.500%	03/15/17	1,530
597	GNMA I Pool #196063	8.500%	03/15/17	659
802	GNMA I Pool #212601	8.500%	06/15/17	806
1,102	GNMA I Pool #220917	8.500%	04/15/17	1,159
2,120	GNMA I Pool #223348	10.000%	08/15/18	2,135
1,883	GNMA I Pool #230223	9.500%	04/15/18	1,895
2,725	GNMA I Pool #260999	9.500%	09/15/18	2,874
4,024	GNMA I Pool #263439	10.000%	02/15/19	4,052
1,105	GNMA I Pool #265267	9.500%	08/15/20	1,112
581	GNMA I Pool #266983	10.000%	02/15/19	585
610	GNMA I Pool #286556	9.000%	03/15/20	614
711	GNMA I Pool #301366	8.500%	06/15/21	743
3,631	GNMA I Pool #302933	8.500%	06/15/21	4,333
8,781	GNMA I Pool #308792	9.000%	07/15/21	9,252
1,529	GNMA I Pool #314222	8.500%	04/15/22	1,548
1,430	GNMA I Pool #315187	8.000%	06/15/22	1,438
19,412	GNMA I Pool #319441	8.500%	04/15/22	19,793
4,894	GNMA I Pool #325165	8.000%	06/15/22	5,807
5,947	GNMA I Pool #335950	8.000%	10/15/22	5,978
90,938	GNMA I Pool #346987	7.000%	12/15/23	106,283

See Notes to Financial Statements.	39

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value

$35,989	GNMA I Pool #352001	6.500%	12/15/23	$41,337
11,194	GNMA I Pool #352110	7.000%	08/15/23	13,082
41,667	GNMA I Pool #368238	7.000%	12/15/23	48,698
22,603	GNMA I Pool #372379	8.000%	10/15/26	23,951
38,332	GNMA I Pool #399726	7.490%	05/15/25	44,686
92,001	GNMA I Pool #399788	7.490%	09/15/25	107,252
26,189	GNMA I Pool #399958	7.490%	02/15/27	30,587
24,729	GNMA I Pool #399964	7.490%	04/15/26	28,864
39,937	GNMA I Pool #410215	7.500%	12/15/25	47,750
3,497	GNMA I Pool #414736	7.500%	11/15/25	4,196
13,368	GNMA I Pool #420707	7.000%	02/15/26	15,881
10,884	GNMA I Pool #421829	7.500%	04/15/26	13,047
3,382	GNMA I Pool #431036	8.000%	07/15/26	3,560
13,191	GNMA I Pool #431612	8.000%	11/15/26	13,532
4,308	GNMA I Pool #442190	8.000%	12/15/26	4,992
39,538	GNMA I Pool #448970	8.000%	08/15/27	48,447
7,698	GNMA I Pool #449176	6.500%	07/15/28	8,996
20,342	GNMA I Pool #462623	6.500%	03/15/28	23,772
72,688	GNMA I Pool #471369	5.500%	05/15/33	81,126
189,913	GNMA I Pool #487108	6.000%	04/15/29	216,247
98,240	GNMA I Pool #489377	6.375%	03/15/29	111,862
328,152	GNMA I Pool #503405	6.500%	04/15/29	382,975
128,492	GNMA I Pool #509930	5.500%	06/15/29	143,288
211,409	GNMA I Pool #509965	5.500%	06/15/29	236,018
14,133	GNMA I Pool #538314	7.000%	02/15/32	16,908
30,990	GNMA I Pool #595606	6.000%	11/15/32	35,171
8,678	GNMA I Pool #602377	4.500%	06/15/18	9,429
15,770	GNMA I Pool #603377	4.500%	01/15/18	16,659
137,888	GNMA I Pool #615403	4.500%	08/15/33	152,538
82,650	GNMA I Pool #616829	5.500%	01/15/25	92,219
94,622	GNMA I Pool #623190	6.000%	12/15/23	106,885
344,090	GNMA I Pool #624600	6.150%	01/15/34	390,512
65,381	GNMA I Pool #640940	5.500%	05/15/35	73,237
28,651	GNMA I Pool #658267	6.500%	02/15/22	31,805
100,322	GNMA I Pool #677162	5.500%	08/15/23	109,295
825,780	GNMA I Pool #711286	6.500%	10/15/32	963,739
742,561	GNMA I Pool #733602	5.000%	04/15/40	823,863
29,918	GNMA I Pool #780429	7.500%	09/15/26	32,959
166,454	GNMA I Pool #780492	7.000%	09/15/24	195,374
82,262	GNMA I Pool #780685	6.500%	12/15/27	94,329
102,114	GNMA I Pool #780977	7.500%	12/15/28	123,117
255,396	GNMA I Pool #781120	7.000%	12/15/29	306,649
17,913	GNMA II Pool #000723	7.500%	01/20/23	20,999
1,645	GNMA II Pool #001596	9.000%	04/20/21	1,973
21,740	GNMA II Pool #002268	7.500%	08/20/26	26,116
57,939	GNMA II Pool #002442	6.500%	06/20/27	66,641
3,538	GNMA II Pool #002855	8.500%	12/20/29	4,420
95,051	GNMA II Pool #003284	5.500%	09/20/32	106,278
64,677	GNMA II Pool #003401	4.500%	06/20/33	71,763
378,945	GNMA II Pool #003403	5.500%	06/20/33	423,588
96,345	GNMA II Pool #003554	4.500%	05/20/34	106,720
257,882	GNMA II Pool #003689	4.500%	03/20/35	285,895
611,086	GNMA II Pool #003931	6.000%	12/20/36	687,182
37,487	GNMA II Pool #004149	7.500%	05/20/38	46,257
899,952	GNMA II Pool #004260	6.000%	10/20/38	975,667
135,260	GNMA II Pool #004284	5.500%	11/20/38	144,812

See Notes to Financial Statements.	40

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value

$536,076	GNMA II Pool #004291	6.000%	11/20/38	$601,408
353,205	GNMA II Pool #004308	5.000%	12/20/38	374,824
320,650	GNMA II Pool #004412	5.000%	04/20/39	343,282
610,813	GNMA II Pool #004561	6.000%	10/20/39	686,779
510,056	GNMA II Pool #004751	7.000%	12/20/38	607,899
162,440	GNMA II Pool #004752	7.500%	11/20/38	199,617
467,488	GNMA II Pool #004753	8.000%	08/20/30	573,435
419,824	GNMA II Pool #004805	6.500%	09/20/40	483,599
141,698	GNMA II Pool #004808	8.000%	01/20/31	175,071
350,270	GNMA II Pool #004828	4.500%	10/20/40	371,065
769,645	GNMA II Pool #004838	6.500%	10/20/40	888,485
1,107,786	GNMA II Pool #004848	3.500%	11/20/40	1,178,091
311,072	GNMA II Pool #004993	7.000%	03/20/41	369,765
471,530	GNMA II Pool #005257	4.000%	12/20/41	501,842
875,241	GNMA II Pool #005294	7.000%	11/20/40	1,025,108
93,663	GNMA II Pool #575787	5.760%	03/20/33	104,698
101,031	GNMA II Pool #608120	6.310%	01/20/33	114,354
285,847	GNMA II Pool #610116	5.760%	04/20/33	319,566
67,476	GNMA II Pool #610143	5.760%	06/20/33	75,425
227,340	GNMA II Pool #612121	5.760%	07/20/33	254,122
217,853	GNMA II Pool #648541	6.000%	10/20/35	244,668
504,542	GNMA II Pool #719213	6.500%	02/20/33	584,576
150,605	GNMA II Pool #748939	4.000%	09/20/40	165,370
716,585	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	840,566
164,441	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	199,665
607,454	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	695,362
231,692	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	274,358
185,378	GNMA, Series 2001-4, Class PM	6.500%	03/20/31	216,606
230,620	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	272,370
158,854	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	187,488
124,545	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	144,420
205,229	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	237,879
103,232	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	121,943
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	250,211
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	179,229
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	205,998
300,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	348,089
575,000	GNMA, Series 2003-57, Class C	4.500%	04/20/33	658,487
117,000	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	131,926
125,000	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	148,386
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	237,470
895,942	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	1,030,835
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	263,922
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	118,093
809,000	GNMA, Series 2006-17, Class TW	6.000%	04/20/36	995,235
120,000	GNMA, Series 2007-18, Class B	5.500%	05/20/35	135,611
271,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	323,429
120,000	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	139,129
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	364,646
368,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	451,274
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	179,977
592,667	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	703,499
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,453,249
181,905	GNMA, Series 2011-32, Class TA	4.000%	05/16/40	185,300

See Notes to Financial Statements.	41

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2012

Face Amount	Description	Coupon Rate	Maturity Date	Value
$304,512	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	$356,745
248,483	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	299,462
Total Agency Mortgage-Backed Securities (identified cost, $66,075,381)	$69,325,411

TOTAL FIXED-INCOME INVESTMENTS (identified cost, $66,075,381) — 98.0%	$69,325,411

SHORT-TERM INVESTMENTS - 1.7%
$1,189,907	Fidelity Government Money Market Fund, 0.01% (1)	$1,189,907
TOTAL SHORT-TERM INVESTMENTS (identified cost, $1,189,907) — 1.7%	$1,189,907

TOTAL INVESTMENTS (identified cost, $67,265,288) — 99.7%	$70,515,318

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.3%	204,919

NET ASSETS — 100.0%	$70,720,237

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2012.

Portfolio Composition by Security Type
% of total investments at June 30, 2012
Agency Mortgage-Backed Securities	98.3%
Short-Term Investments	1.7%

See Notes to Financial Statements.	42

Wright Current Income Fund (WCIF)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2012		For the Six Months Ended June 30, 2012

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		Dividend income	$125
(identified cost $67,265,288) (Note 1A)	$70,515,318	Interest income	1,075,050
Receivable for fund shares sold	48,719	Total investment income	$1,075,175
Dividends and interest receivable	292,043
Prepaid expenses and other assets	31,230	Expenses –
Total assets	$70,887,310	Investment adviser fee (Note 3)	$146,045
		Administrator fee (Note 3)	29,209
LIABILITIES:		Trustee expense (Note 3)	10,985
Payable for fund shares reacquired	$33,846	Custodian fee	3,245
Distributions payable	111,571	Accountant fee	21,113
Accrued expenses and other liabilities	21,656	Distribution expenses (Note 4)	81,136
Total liabilities	$167,073	Transfer agent fee	19,281
NET ASSETS	$70,720,237	Printing	79
		Shareholder communications	4,174
NET ASSETS CONSIST OF:		Audit services	10,337
Paid-in capital	$68,909,913	Legal services	6,774
Accumulated net realized loss on investments	(909,236)	Compliance services	3,467
Distributions in excess of net investment income	(530,470)	Registration costs	11,806
Unrealized appreciation on investments	3,250,030	Interest expense (Note 8)	622
Net assets applicable to outstanding shares	$70,720,237	Miscellaneous	25,730
		Total expenses	$374,003
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	6,987,739
		Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$10.12	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(81,312)
		Net expenses	$292,691
		Net investment income	$782,484

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
		Net realized gain on investment transactions	$26,621
		Net change in unrealized appreciation (depreciation) on investments	607,521
		Net realized and unrealized gain on investments	$634,142
		Net increase in net assets from operations	$1,416,626

See Notes to Financial Statements.	43

Wright Current Income Fund (WCIF)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2012	December 31, 2011
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$782,484	$1,473,024
Net realized gain on investment transactions	26,621	251,314
Net change in unrealized appreciation (depreciation) on investments	607,521	1,174,061
Net increase in net assets from operations	$1,416,626	$2,898,399
Distributions to shareholders (Note 2)
From net investment income	$(1,312,976)	$(1,997,208)
Total distributions	$(1,312,976)	$(1,997,208)
Net increase in net assets resulting from fund share transactions (Note 6)	$9,291,171	$19,839,935
Net increase in net assets	$9,394,821	$20,741,126

NET ASSETS:
At beginning of period	61,325,416	40,584,290
At end of period	$70,720,237	$61,325,416

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(530,470)	$22

See Notes to Financial Statements.	44

Wright Current Income Fund (WCIF)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2012		2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.100		$9.910	$9.830	$9.700	$9.590	$9.510
Income (loss) from investment operations:
Net investment income (1)	0.121		0.303	0.377	0.472	0.447	0.455
Net realized and unrealized gain (loss)	0.102		0.302	0.175	0.118	0.122	0.078
Total income from investment operations	0.223		0.605	0.552	0.590	0.569	0.533

Less distributions:
From net investment income	(0.203)		(0.415)	(0.472)	(0.460)	(0.459)	(0.444)
From net realized gains	—		—	—	—	—	(0.009)
Total distributions	(0.203)		(0.415)	(0.472)	(0.460)	(0.459)	(0.453)
Net asset value, end of period	$10.120		$10.100	$9.910	$9.830	$9.700	$9.590
Total Return(2)	2.23	%(3)	6.22%	5.70%	6.20%	6.10%	5.77%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$70,720	$61,325	$40,584	$33,029	$38,806		$39,699
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(4)	0.90%	0.90%	0.92%	0.96%	0.96%
Net expenses after custodian fee reduction	N/A		N/A	N/A	0.92%	0.95%	0.95%
Net investment income	2.41	%(4)	3.03%	3.79%	4.81%	4.66%	4.80%
Portfolio turnover rate	12	%(3)	50%	54%	57%	57%	47%

(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2012		2011	2010	2009	2008	2007

Ratios (As a percentage of average daily net assets):
Expenses	1.15	%(4)	1.19%	1.33%	1.32%	1.24%	1.23%
Expenses after custodian fee reduction	N/A		N/A	N/A	1.32%	1.23%	1.22%
Net investment income	2.16	%(4)	2.74%	3.36%	4.41%	4.38%	4.52%
............................................................

See Notes to Financial Statements.	45

The Wright Managed Income Trust Notes to Financial Statements

1. Significant Accounting Policies

Wright Total Return Bond Fund (“WTRB”) and Wright Current Income Fund (“WCIF”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Income Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. WTRB seeks a superior rate of total return, consisting of a high level of income plus price appreciation. WCIF seeks a high level of current income consistent with moderate fluctuations of principal.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Paydown gains and losses are included in interest income.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2011, WTRB and  WCIF, for federal income tax purposes, had capital loss carryovers of $1,798,213 and $851,407, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

46

The Wright Managed Income Trust Notes to Financial Statements

December 31,	WTRB	WCIF
2012	$ -	$ 248,470
2013	211,311	196,117
2014	1,088,772	-
2015	199,047	160,341
2017	299,083	-

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carry overs with expiration dates.  Therefore, it is possible that all or a portion of a fund’s pre-effective capital loss carry overs could expire unused.  In addition to the amounts noted in the table above, WCIF has $246,479 available capital loss carry overs that have no expiration date.

A capital loss carryover of $444,587, included in WCIF’s amount in the table above, is available to the Fund as a result of the reorganization of Wright U.S. Government Near Term Fund on December 9, 2006. Utilization of this capital loss carryover may be limited in accordance with certain income tax regulations.

As of June 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2011, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H. Interim Financial Statements – The interim financial statements relating to June 30, 2012, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly.  Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

47

The Wright Managed Income Trust Notes to Financial Statements

As of December 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WTRB	WCIF
Undistributed ordinary income	$-	$22
Capital loss carryforward and post October losses	(1,798,213)	(851,407)
Unrealized appreciation	1,703,663	2,558,059
Total	$(94,550)	$1,706,674

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, premium amortization and paydown gain (loss).

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WTRB	0.45%	0.44%	0.42%	0.40%	0.35%
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the six months ended June 30, 2012, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WTRB	$ 70,780	0.45%
WCIF	$146,045	0.45%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.07% of the average daily net assets up to $100 million for WTRB and an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and 0.05% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the six months ended June 30, 2012, the administrator fee for WTRB and WCIF amounted to $11,010 and $29,209, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

48

The Wright Managed Income Trust Notes to Financial Statements

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the six months ended June 30, 2012, for WTRB  and WCIF were  $39,322 and $81,136, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the six months ended June 30, 2012, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 0.95% and 1.00% of the average daily net assets of WTRB and WCIF, respectively, through April 30, 2013 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $34,247 and $1,861 for WTRB and WCIF, respectively. WISDI waived distribution fees of $39,322 and $79,451 for WTRB and WCIF, respectively.

5. Investment Transactions

Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2012
	WTRB	WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$ 892,303	$ -
U.S. Government & Agency Obligations	6,825,001	16,856,252
Sales -
Non-U.S. Government & Agency Obligations	$1,294,592	$ 32,948
U.S. Government & Agency Obligations	4,469,891	7,763,020

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

49

The Wright Managed Income Trust Notes to Financial Statements

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
WTRB
Sold	346,770	$4,601,694	620,725	$8,102,660
Issued to shareholders in payment of distributions declared	23,153	307,695	56,493	737,603
Redemptions	(209,551)	(2,780,305)	(806,155)	(10,522,621)
Net increase (decrease)	160,372	$2,129,084	(128,937)	$(1,682,358)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
WCIF
Sold	1,861,272	$18,820,103	4,106,579	$41,203,680
Issued to shareholders in payment of distributions declared	69,072	698,755	108,804	1,090,141
Redemptions	(1,012,404)	(10,227,687)	(2,239,228)	(22,453,886)
Net increase	917,940	$9,291,171	1,976,155	$19,839,935

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2012, as computed on a federal income tax basis, were as follows:

Six Months Ended June 30, 2012
	WTRB	WCIF
Aggregate cost	$30,896,550	$67,265,288
Gross unrealized appreciation	$2,133,165	$3,298,728
Gross unrealized depreciation	(94,182)	(48,698)
Net unrealized appreciation	$2,038,983	$3,250,030

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2012, the Funds had no outstanding balances pursuant to this line of credit.

The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended June 30, 2012, were as follows:

WTRB
Average borrowings	$13,124
Average interest rate	1.30%

50

The Wright Managed Income Trust Notes to Financial Statements

9. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WTRB
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$-	$279,309	$-	$279,309
Commerical Mortgage-Backed Securities	-	2,351,358	-	2,351,358
Residential Mortgage-Backed Securities	-	46,932	-	46,932
Corporate Bonds	-	14,710,203	-	14,710,203
U.S. Government Interests	-	15,060,967	-	15,060,967
Short-Term Investments	-	486,764	-	486,764
Total Investments	$-	$32,935,533	$-	$32,935,533

WCIF
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$69,325,411	$-	$69,325,411
Short-Term Investments	-	1,189,907	-	1,189,907
Total Investments	$-	$70,515,318	$-	$70,515,318

The level classification by major category of investments is the same as the category presentation in each Fund’s Portfolio of Investments.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

51

The Wright Managed Income Trust Notes to Financial Statements

10. New Accounting Pronouncement

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  Management has evaluated ASU No. 2011-04 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs.  ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013.  Management is evaluating any impact ASU No. 2011-11 may have on each Fund’s financial statements.

11. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended June 30, 2012, events and transactions subsequent to June 30, 2012, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

52

Board of Trustees Annual Approval of the Investment Advisory Agreement

In evaluating the Investment Advisory Contracts, the Independent Trustees met separately from the Interested Trustees and reviewed and considered materials furnished by Wright, including information regarding Wright, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of Wright the portfolio management and operations of the funds and the capabilities of Wright to provide advisory and other services to each fund. The Independent Trustees considered, among other things, the following:

1. Performance and Quality of Services. The Trustees considered the quality of services provided by Wright as well as Wright’s oversight of vendors. The Trustees also considered the resources devoted to Wright’s compliance efforts and their record of compliance. The Trustees concluded that the services being provided by Wright are as agreed to in the Advisory Contracts and that the quality of service is good.

The Trustees relied on market comparisons and Morningstar data to assess the performance of each Fund over one, three, five and ten year periods. The Trustees noted that Wright Selected Blue Chip Equities Fund (WSBC) outperformed its benchmark in 2011 but underperformed its benchmark in the three to ten year time frames. They also observed that WSBC outperformed its peer group ov each time period.

The Trustees saw that Wright Major Blue Chip Equities Fund (WMBC) outperformed its peer group in 2011 but underperformed its peer group over the three to ten year time frames. They also noted that WMBC generally underperformed its benchmark across all time periods.

The Trustees observed that Wright International Blue Chip Equities Fund (WIBC) underperformed its benchmark across all time periods. They noted that WIBC outperformed its peer group in 2011 but underperformed that group in the three to ten year time periods.

The Trustees noted that the performance of Wright Total Return Bond Fund (WTRB) was generally comparable to its benchmark and its peer group. They observed that WTRB underperformed its benchmark in 2011 and over five and ten years, but outperformed the benchmark for the three year period. The Trustees then noted that WTRB outperformed its peer group in 2011 and over five and ten years, but underperformed its peer group for the three year period.

The Trustees observed that Wright Current Income Fund (WCIF) underperformed its benchmark across all periods. They also noted that WCIF performed comparably to its peer group, with underperformance in 2011 and over three years while outperforming the peer group over the five and ten year periods.

2. Fees and expense ratios. The Trustees noted that the Funds’ expense ratios exceed those of some of their peers, but are reasonably similar and that the expense ratios for both WSBC and WTRB are equal to or lower than the median for their respective peer groups. The Trustees noted that the Funds’ expense ratios remain generally unchanged from the prior year, although they specifically noted that WIBC’s expense ratio had increased. They also considered the contractual expense limitations in place for each Fund. The Trustees concluded that, based upon the information provided by Wright, the compensation paid by the Funds to Wright is in the average range of compensation charged by other advisers for similar services and appear fair, and also that the Funds’ expenses do not appear excessive.

3. Relationship of fees and performance. The Trustees observed that performance in 2011 fell below the Funds’ respective benchmarks, with the exception of WSBC which outperformed its benchmark. They also noted, however, that performance in 2011 for the Funds exceeded that of their respective peer groups, in some cases significantly, with the exception of WIBC which underperformed but was comparable. The Trustees assessed each Fund’s fee structure against those of its peer group, as well as in comparison to the fee structure for private accounts. The Trustees concluded that, based on the overall short-term and long-term performance of the Funds, the fee structure appears to be fair and reasonable.

4. Profitability and Economies of Scale. The Trustees assessed the level of profitability to Wright as adviser to each Fund and concluded that such was reasonable and not excessive. The Trustees also considered Wright’s financial condition, and noted that continuing subsidies by Wright to the majority of the Funds limited the overall profitability of those Funds to Wright. The Trustees observed that the Funds have breakpoints which appear to be typical and serve to limit concerns over economies of scale. The Trustees concluded that economies of scale are not a major concern at the Funds’ current asset levels.

53

Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting

The Wright Managed Blue Chip Investment Funds
Wright Investors’ Service, Inc.
Wright Investors’ Service Distributors, Inc.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 888-9471, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds’ complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds’ portfolio holdings as reported in annual and semi-annual reports are also available on Wright’s website at www.wrightinvestors.com and are available upon request at no additional cost by contacting Wright at (800) 888-9471.

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Blue Chip Investment Funds vote proxies according to a set of policies and procedures approved by the Funds’ Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 888-9471. This description is also available on the SEC website at http://www.sec.gov.

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56

The Wright Managed Blue Chip Investment Funds

(continued from inside front cover)

Two Fixed-Income Funds

Wright Total Return Bond Fund (WTRB) (the "Fund") is a diversified portfolio of investment grade government and corporate bonds and other debt securities of varying maturities which, in the Adviser's opinion, will achieve the portfolio objective of best total return (i.e. the total of ordinary income plus capital appreciation). Accordingly, investment selections and maturities may differ depending on the particular phase of the interest rate cycle. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays Capital U.S. Aggregate Bond Index.

Wright Current Income Fund (WCIF) (the "Fund") may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays Capital GNMA Backed Bond Index.

Wright Investors' Service

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road, Milford, CT 06461

Semi-Annual Report

Officers and Trustees of the Funds
Peter M. Donovan, President and Trustee
A. M. Moody III, Vice President
James J. Clarke, Trustee
Dorcas R. Hardy, Trustee
Richard E. Taber, Trustee
Christopher A. Madden, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator
Wright Investors' Service, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461

Principal Underwriter
Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461
(800) 888-9471
e-mail: wright@wisi.com

Custodian
Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-120630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund’s shareholder may recommend nominees to the registrant’s board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1)  Registrant’s Code of Ethics – Not applicable (please see Item 2)
(a)(2) Treasurer’s and President’s Section 302 certification
(a)(3)  Not applicable.
(b)      Combined 906 certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund and Wright International Blue Chip Equities Fund)

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 23, 2012

By	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date	August 24, 2012